SUPPLEMENT DATED DECEMBER 16, 2022 TO THE CURRENT
STATUTORY PROSPECTUSES FOR:
Invesco Active Allocation Fund
Invesco Advantage International Fund
Invesco American Value Fund
Invesco AMT-Free Municipal Income Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco California Municipal Fund
Invesco Charter Fund
Invesco Comstock Fund
Invesco Comstock Select Fund
Invesco Convertible Securities Fund
Invesco Core Bond Fund
Invesco Corporate Bond Fund
Invesco Developing Markets Fund
Invesco Discovery Mid Cap Growth Fund
Invesco Diversified Dividend Fund
Invesco Dividend Income Fund
Invesco Emerging Markets Innovators Fund
Invesco Emerging Markets Local Debt Fund
Invesco Emerging Markets Select Equity Fund
Invesco Energy Fund
Invesco Environmental Focus Municipal Fund
Invesco EQV Asia Pacific Equity Fund
Invesco EQV Emerging Markets All Cap Fund
Invesco EQV European Equity Fund
Invesco EQV European Small Company Fund
Invesco EQV International Equity Fund
Invesco EQV International Small Company Fund
Invesco Fundamental Alternatives Fund
Invesco Global Allocation Fund
Invesco Global Core Equity Fund
Invesco Global Focus Fund
Invesco Global Fund
Invesco Global Growth Fund
Invesco Global Infrastructure Fund
Invesco Global Opportunities Fund
Invesco Global Real Estate Fund
Invesco Global Strategic Income Fund
Invesco Gold & Special Minerals Fund
Invesco Government Money Market Fund
Invesco Greater China Fund
Invesco Health Care Fund
Invesco High Yield Bond Factor Fund
Invesco High Yield Fund
Invesco High Yield Municipal Fund
Invesco Income Advantage International Fund
Invesco Income Allocation Fund
Invesco Income Fund
Invesco Intermediate Bond Factor Fund
Invesco Intermediate Term Municipal Income Fund
Invesco International Bond Fund
Invesco International Core Equity Fund
Invesco International Diversified Fund
Invesco International Equity Fund
Invesco International Select Equity Fund
Invesco International Small-Mid Company Fund
Invesco Limited Term California Municipal Fund
Invesco Limited Term Municipal Income Fund
Invesco Macro Allocation Strategy Fund
Invesco Main Street All Cap Fund®
Invesco Main Street Fund®
Invesco Main Street Mid Cap Fund®
Invesco Main Street Small Cap Fund®
Invesco MSCI World SRI Index Fund
Invesco Multi-Asset Income Fund
Invesco Municipal Income Fund
Invesco New Jersey Municipal Fund
Invesco Oppenheimer International Growth Fund
Invesco Peak RetirementTM 2010 Fund
Invesco Peak RetirementTM 2015 Fund
Invesco Peak RetirementTM 2020 Fund
Invesco Peak RetirementTM 2025 Fund
Invesco Peak RetirementTM 2030 Fund
Invesco Peak RetirementTM 2035 Fund
Invesco Peak RetirementTM 2040 Fund
Invesco Peak RetirementTM 2045 Fund
Invesco Peak RetirementTM 2050 Fund
Invesco Peak RetirementTM 2055 Fund
Invesco Peak RetirementTM 2060 Fund
Invesco Peak RetirementTM 2065 Fund
Invesco Peak RetirementTM Destination Fund
Invesco Pennsylvania Municipal Fund
Invesco Quality Income Fund
Invesco Real Estate Fund
Invesco Rising Dividends Fund
Invesco Rochester® AMT-Free New York Municipal Fund
Invesco Rochester® Limited Term New York Municipal Fund
Invesco Rochester® Municipal Opportunities Fund
Invesco Rochester® New York Municipals Fund
Invesco Select Risk: Conservative Investor Fund
Invesco Select Risk: Growth Investor Fund
Invesco Select Risk: High Growth Investor Fund
Invesco Select Risk: Moderate Investor Fund
Invesco Select Risk: Moderately Conservative Investor Fund
Invesco Short Duration Inflation Protected Fund
Invesco Short Term Bond Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Cap Value Fund
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Select 40 Fund
Invesco Summit Fund
Invesco Technology Fund
Invesco U.S. Government Money Portfolio
Invesco U.S. Managed Volatility Fund
Invesco Value Opportunities Fund
Invesco World Bond Factor Fund
(each, a “Fund”)
This supplement amends the Statutory Prospectus for each of the above referenced funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following information is added at the end of the section under the heading “Shareholder Account Information – Initial Sales Charges (Class A Shares Only) – Class A Shares Sold Without an Initial Sales Charge –Financial Intermediary-Specific Arrangements” in the prospectus for each Fund:
UBS Financial Services Inc. (“UBS”)
Pursuant to an agreement with the Distributor, UBS may offer Class Y shares to its retail brokerage clients whose shares are held in omnibus accounts at UBS, or its designee. For these clients, UBS may charge commissions or transaction fees with respect to brokerage transactions in Class Y shares. The minimum investment for Class Y shares is waived for transactions through such brokerage platforms at UBS. Please contact your UBS representative for more information about these fees and other eligibility requirements.
GBL-STATPRO-SUP-1